DIRECT COMMERCIAL PROPERTY EXPENSE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 125	$ 151	$ 264	$ 320
Direct commercial property expense	474	600	962	1,211
Commercial Property
Disclosure of detailed information about investment property [line items]
Property maintenance	175	214	367	424
Real estate taxes	148	157	284	348
Employee compensation and benefits	36	54	76	107
Depreciation and amortization	6	15	12	27
Lease expense	4	5	8	10
Other	$ 105	$ 155	$ 215	$ 295